Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ 341	$ 475	$ 454
Comprehensive income (loss) attributable to noncontrolling interests	(6)	132	80
Comprehensive income attributable to CNH Industrial N.V.	347	343	374
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	347	343	374
Comprehensive income attributable to CNH Industrial N.V.	347	343	374
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	769	896	513
Comprehensive income attributable to CNH Industrial N.V.	769	896	513
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	454	1,764	1,182
Comprehensive income attributable to CNH Industrial N.V.	454	1,764	1,182
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(794)	473	313
Comprehensive income (loss) attributable to noncontrolling interests	(6)	132	80
Comprehensive income attributable to CNH Industrial N.V.	(788)	341	233
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(435)	(3,001)	(1,928)
Comprehensive income attributable to CNH Industrial N.V.	$ (435)	$ (3,001)	$ (1,928)